Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants (Details 1) (USD $)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Convertible Note	$ 2,725,000		$ 9,000,000
Installment Payment in Shares, Convertible Note	(2,725,000)		(6,275,000)
Amortization of debt discount, Convertible Note	0		0
Ending Balance, Convertible Debt	0		2,725,000	2,725,000
Debt Discount	(678,052)		(4,450,000)
Installment Payment in Shares, Debt Discount	0		0
Amortization of Debt Discount, Debt Discount	779,929	717,728	3,771,948	3,771,948	0
Ending Balance, Debt discount	0		(678,052)	(678,052)
Net Total	2,046,948	0	4,550,000	0
Installment Payment in Shares, Net	(2,725,000)		(6,275,000)
Amortization of debt discount, Net	678,052		3,771,948
Ending balance -Net	$ 0		$ 2,046,948	$ 2,046,948	$ 0